Income Taxes - Combined effects of income tax expense exemption and other preferential tax treatment (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Income Taxes
Effect of preferential tax treatment	$ (2,346)	¥ (16,128)	¥ 6,836	¥ 9,878
Basic net income per share effect | (per share)	$ (0.004)	¥ (0.03)	¥ 0.01	¥ 0.02